Derivatives and hedging activities (Details 3) (CHF) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Contingent credit risk
Current net exposure	15.1	12.9
Collateral posted	13.1	11.8
Additional collateral required in a one-notch downgrade event	1.3	1.4
Additional collateral required in a two-notch downgrade event	3.2	3.4
Bilateral counterparties
Contingent credit risk
Current net exposure	14.0	11.7
Collateral posted	12.2	10.6
Additional collateral required in a one-notch downgrade event	0.7	0.6
Additional collateral required in a two-notch downgrade event	2.2	2.3
Special purpose entities
Contingent credit risk
Current net exposure	0.8	1.1
Collateral posted	0.9	1.2
Additional collateral required in a one-notch downgrade event	0.5	0.8
Additional collateral required in a two-notch downgrade event	0.8	1.1
Accelerated terminations
Contingent credit risk
Current net exposure	0.3	0.1
Additional collateral required in a one-notch downgrade event	0.1	0
Additional collateral required in a two-notch downgrade event	0.2	0
Bank
Contingent credit risk
Current net exposure	15.1	12.9
Collateral posted	13.1	11.8
Additional collateral required in a one-notch downgrade event	1.3	1.4
Additional collateral required in a two-notch downgrade event	3.2	3.4
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	14.0	11.7
Collateral posted	12.2	10.6
Additional collateral required in a one-notch downgrade event	0.7	0.6
Additional collateral required in a two-notch downgrade event	2.2	2.3
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.8	1.1
Collateral posted	0.9	1.2
Additional collateral required in a one-notch downgrade event	0.5	0.8
Additional collateral required in a two-notch downgrade event	0.8	1.1
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	0.3	0.1
Additional collateral required in a one-notch downgrade event	0.1	0
Additional collateral required in a two-notch downgrade event	0.2	0